Class A C S I N R T Shares [Member] Performance Management - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund	Jul. 28, 2025
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/23)
Performance Table Narrative
Effective August 29, 2024, the Fund changed its broad-based benchmark index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. Effective July 28, 2025, the Fund changed its performance benchmark index to the ICE BofA U.S. 3‑Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund. The indices are described below.
•	The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better.
•	The ICE BofA U.S. 3‑Month Treasury Bill Total Return Index is designed to track the performance of the 3‑month U.S. Treasury bill.

Performance Table Does Reflect Sales Loads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Market Index Changed	Effective August 29, 2024, the Fund changed its broad-based benchmark index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. Effective July 28, 2025, the Fund changed its performance benchmark index to the ICE BofA U.S. 3‑Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund.
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.